UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

	FORM 13F INFORMATION TABLE
                                                                                                 SOLE
                                                                 VALUE   SHARES/  SH/ INVSTMT   VOTING
        NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  DSCRETN  AUTHORITY
------------------------------      ---------------- --------- -------- -------- ---   ----      ---
Costco Wholesale	            COM	             22160K105  2,610     71,315  SH   SOLE      Yes
Bank of America	                    COM	             060505104  2,585     32,706  SH   SOLE      Yes
NIKE	                            COM	             654106103  2,447     45,750  SH   SOLE      Yes
Home Depot	                    COM	             437076102  2,249     67,900  SH   SOLE      Yes
Masco	                            COM	             574599106  2,175     91,190  SH   SOLE      Yes
Microsoft	                    COM	             594918104  2,039     79,524  SH   SOLE      Yes
Emerson	                            COM	             291011104  1,967     38,492  SH   SOLE      Yes
Cisco Systems	                    COM	             17275R102  1,944    115,780  SH   SOLE      Yes
Texas Instruments	            COM	             882508104  1,889    107,326  SH   SOLE      Yes
Nokia ADR	                    COM	             654902204  1,854    112,849  SH   SOLE      Yes
BP Plc. ADR	                    COM	             055622104  1,789     42,579  SH   SOLE      Yes
Genuine Parts	                    COM              372460105  1,784     55,745  SH   SOLE      Yes
HSBC Holdings ADR	            COM	             404280406  1,783     30,167  SH   SOLE      Yes
Dover	                            COM	             260003108  1,699     56,725  SH   SOLE      Yes
SBC Communications	            COM	             78387G103  1,699     66,480  SH   SOLE      Yes
Coca-Cola	                    COM	             191216100  1,696     36,551  SH   SOLE      Yes
Gap	                            COM              364760108  1,467     78,220  SH   SOLE      Yes
Pitney Bowes	                    COM              724479100  1,453     37,830  SH   SOLE      Yes
Disney (Walt)	                    COM              254687106  1,437     72,747  SH   SOLE      Yes
Marsh & McLennan	            COM              571748102  1,305     25,545  SH   SOLE      Yes
Universal Forest Products	    COM              913543104  1,278     61,010  SH   SOLE      Yes
SunGard Data Systems	            COM              867363103  1,197     46,210  SH   SOLE      Yes
Mercantile Bankshares	            COM              587405101  1,193     30,315  SH   SOLE      Yes
ServiceMaster	                    COM              81760N109  1,177    109,960  SH   SOLE      Yes
McGraw-Hill	                    COM              580645109  1,150     18,550  SH   SOLE      Yes
Applied Materials	            COM              038222105  1,041     65,740  SH   SOLE      Yes
Wilmington Trust	            COM              971807102    942     32,110  SH   SOLE      Yes
Royal Dutch Petroleum ADR	    COM              780257804    925     19,840  SH   SOLE      Yes
Interpublic Group	            COM              460690100    821     61,334  SH   SOLE      Yes
RPM	                            COM              749685103    809     58,855  SH   SOLE      Yes
Commerce Bancshares	            COM	             200525103    757     19,459  SH   SOLE      Yes
Martin Marietta Materials	    COM	             573284106    748     22,255  SH   SOLE      Yes
Cadbury Schweppes ADR	            COM	             127209302    726     30,018  SH   SOLE      Yes
Merck	                            COM              589331107    647     10,690  SH   SOLE      Yes
Pfizer	                            COM	             717081103    618     18,085  SH   SOLE      Yes
ABM Industries	                    COM	             000957100    592     38,410  SH   SOLE      Yes
National Fuel Gas 	            COM	             636180101    591     22,680  SH   SOLE      Yes
Northwest Natural Gas	            COM              667655104    576     21,120  SH   SOLE      Yes
WPS Resources	                    COM	             92931B106    558     13,870  SH   SOLE      Yes
Apache	                            COM	             037411105    509      7,820  SH   SOLE      Yes
Schwab (Charles)	            COM	             808513105    499     49,481  SH   SOLE      Yes
Vulcan Materials	            COM		     929160109    460     12,420  SH   SOLE      Yes
Exxon Mobil	                    COM	             316390699    441     12,294  SH   SOLE      Yes
Sonic	                            COM	             835451105    394     15,530  SH   SOLE      Yes
Unilever ADR	                    COM	             904767704    339     10,555  SH   SOLE      Yes
Sherwin-Williams 	            COM              824348106    222      8,255  SH   SOLE      Yes
Intel	                            COM	             458140100    219     10,525  SH   SOLE      Yes
General Electric	            COM	             369604103    189      6,594  SH   SOLE      Yes
Worthington Industries	            COM              981811102    125      9,310  SH   SOLE      Yes

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___49___
Form  13F Information Table Value Total ($1,000s): $57,614
List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]